UNIFIED SERIES TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

August 1, 2022

Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re: Unified Series Trust (“Registrant”) (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Dean Small Cap Value Fund and Dean Mid Cap Value Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 542 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 542 has been filed electronically.

If you have any questions or would like further information, please contact me at (513) 346-3324.

Sincerely,

/s/ Elisabeth Dahl

Elisabeth Dahl

Secretary